Note 4 - Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of detailed information of trade and other receivables [text block]
		2019	2018	2017
Product sales	United States dollar	$-	$713,744	$493,925
Product sales	Singapore dollar	-	273,815	-
Loss allowance		-	(40,615)	-
		$-	$946,944	$493,925